Capital - Details of Share Repurchases (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
	May 04, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of share repurchases [abstract]
Share repurchases		$ 100	$ 0	$ 362	$ 0
Shares repurchased	6.5	1.1		3.6
Share repurchases - average price per share in U.S. dollars		$ 91.35		$ 100.97